Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00005	$ 0.002
Ordinary shares, shares authorized (in Shares)	[1]	998,000,000	24,989,545
Ordinary shares, shares issued (in Shares)	[1]	6,754,765	101,275
Ordinary shares, shares outstanding (in Shares)	[1]	6,754,765	101,275
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00005	$ 0.002
Ordinary shares, shares authorized (in Shares)	[1]	2,000,000	10,455
Ordinary shares, shares issued (in Shares)	[1]	10,455	10,455
Ordinary shares, shares outstanding (in Shares)	[1]	10,455	10,455

[1]	Giving retroactive effect on the 200 to 1 reverse share split to the issued and outstanding Class A and Class B Ordinary Shares effected on January 26, 2026, all share and per share amounts presented in the accompanying unaudited interim condensed consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented, unless otherwise indicated. (Note 12)